Income Tax - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry forwards	¥ 32,247,953	¥ 36,324,122	¥ 48,654,043
Operating lease liabilities	563,003	513,936	603,937
Less: Valuation allowance	(32,810,956)	(36,838,058)	(49,257,980)	¥ (52,114,383)
Total deferred tax assets, net
Deferred tax liabilities:
Acquired intangible assets	(1,264,873)	(3,798,357)	(3,827,489)
Total deferred tax liabilities, net	(1,264,873)	(3,798,357)	(3,827,489)
Deferred tax liabilities, net	¥ (1,264,873)	¥ (3,798,357)	¥ (3,827,489)